Tax provision	12 Months Ended
Dec. 31, 2022
Disclosure of Income Tax [Abstract]
Tax provision	Tax provision
Accounting policies
Tax expense for the year is comprised of current and deferred tax. Tax expense is recognized in the consolidated statement of earnings, except to the extent that it relates to items recognized in other comprehensive earnings in which case it is recognized in other comprehensive earnings.
Deferred taxes are provided for using the liability method. Under this method, deferred taxes are recognized for temporary differences between the tax and financial statement basis of assets, liabilities and certain carry-forward items.
Deferred tax assets are recognized only to the extent that it is probable that they will be realized. Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of substantive enactment.
Supporting information
The major components of income tax included in comprehensive earnings are as follows:

	2022	2021
Earnings:
Current tax	$(581)	$(977)
Deferred tax (provision) recovery	(37)	26
Tax provision on earnings	$(618)	$(951)

Other comprehensive earnings:
Deferred tax provision on retirement benefit actuarial gain	$(56)	$(52)
Tax provision on comprehensive earnings	$(674)	$(1,003)
The tax provision differs from the amount that would have resulted from applying the British Columbia statutory income tax rate to earnings before tax as follows:

	2022	2021
Income tax expense at statutory rate of 27%	$(700)	$(1,052)
Non-taxable amounts	81	(4)
Rate differentials between jurisdictions and on specified activities	10	116
Other	(9)	(11)
Tax provision	$(618)	$(951)
Deferred income tax liabilities (assets) are made up of the following components:

	2022	2021
Property, plant, equipment and intangibles	$783	$781
Reforestation and decommissioning obligations	(30)	(30)
Employee benefits	(12)	(64)
Export duty deposits	72	44
Tax loss carry-forwards[1]	(11)	(10)
Other	(11)	(17)
	$791	$704

Represented by:
Deferred income tax assets	$(4)	$(8)
Deferred income tax liabilities	795	712
	$791	$704
1.Includes $61 million for net operating loss carry-forwards in various jurisdictions (December 31, 2021 - $68 million) and $345 million for U.S. state net operating loss carry-forwards (December 31, 2021 - $409 million). A portion of these losses expire over various periods starting in 2023. The net operating losses that have not been recognized as of December 31, 2022 are $35 million in various jurisdictions (December 31, 2021 - $53 million) and $272 million for U.S. states (December 31, 2021 - $287 million).